Note 12 - Shareholders' Capital (Details Textual) - CAD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017	Mar. 31, 2018	Oct. 05, 2016
Statement Line Items [Line Items]
Par value per share	$ 0			$ 0
Payments to acquire or redeem entity's shares			$ 498			$ 11,941
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[1],[2]	6.75%	6.75%	[1],[2]	6.75%		6.75%
Preference shares [member]
Statement Line Items [Line Items]
Number of shares authorised	50,000,000			50,000,000
Number of shares issued and fully paid	0			0
Normal course issuer bid for convertible debentures and common shares [member]
Statement Line Items [Line Items]
Maximum percentage allowable for repurchase of outstanding public float	10.00%			10.00%
Payments to acquire or redeem entity's shares	$ 0						$ 0

[1]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[2]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.